Deposits - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Aggregate amounts of deposits reclassified as loan balances	$ 2.3	$ 2.4
Brokered deposits	$ 5,300.0	$ 5,200.0
Brokered deposits, weighted average interest rates	0.08%	1.94%
Money Market
Schedule of Investments [Line Items]
Brokered deposits	$ 3,000.0	$ 1,500.0
Interest Bearing Checking Accounts
Schedule of Investments [Line Items]
Brokered deposits	1,300.0	1,200.0
Certificates of Deposits
Schedule of Investments [Line Items]
Brokered deposits	$ 1,000.0	$ 2,500.0